Bonds Payable (Details) € in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Aug. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable			$ 35,538		$ 35,227
Bonds Payable
Disclosure of detailed information about borrowings [line items]
Principal	€ 25,000		$ 36,145	€ 25,000		$ 36,511
Commissions and issuance costs	€ 738	$ 1,078
Nominal interest rate			4.00%	4.00%
Effective interest rate			4.41%
Bonds payable			$ 35,538	€ 24,580